Loans from Related Parties - Directors and Stockholders	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 3 - Loans from Related Parties - Directors and Stockholders

(3)  Loans from Related Parties - Directors and Stockholders

As of September 30, 2014, and December 31, 2013, loans from a founding stockholder amounted to $57,296 and $30,247, respectively, and represented working capital advances. These advances are non-interest bearing and due on demand.